UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-04451

Name of Fund:  Legg Mason Special Investment Trust, Inc.

Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
         Mark R. Fetting, President, Legg Mason Special Investment Trust, Inc. 100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  March 31, 2004

Date of reporting period:  September 30, 2003

Item 1 - Report to Shareholders

             ------------------------------------------------------

                                   LEGG MASON

                         SPECIAL INVESTMENT TRUST, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2003
                                  PRIMARY CLASS

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

 Semi-Annual Report to Shareholders

To Our Shareholders,

  The following table summarizes key statistics for the Primary Class shares of the Legg Mason Special Investment Trust, as of September 30, 2003:

                                                  Total Returns(A)
                                               -----------------------
                                               3 Months       9 Months
                                               --------       --------
Special Investment Trust                        +6.50%        +35.95%
Lipper Mid-Cap Core Funds(B)                    +5.88%        +20.31%
Russell 2000 Index(C)                           +9.08%        +28.58%

  As these percentage gains indicate, the Special Investment Trust had another successful quarter in the period ended September 30, and its year-to-date results continued to be very strong.

  Like numerous other mutual fund firms, Legg Mason has received and responded to a subpoena from the New York State Attorney General and to inquiries from the Securities and Exchange Commission regarding late trading and market timing in mutual funds. Consistent with our longstanding policy, Legg Mason will cooperate with all applicable regulatory authorities and will make no public comment on these pending matters. Nevertheless, because we are sensitive to our shareholders' interests and concerns about these issues, we have summarized the Legg Mason Funds' policies on order processing, market timing and fair value pricing. They may be viewed on our website at http://www.leggmason.com/funds/ourfunds/fundspolicies/ann.htm.

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) Average of the 318 funds comprising the Lipper universe of mid-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Mid-Cap 400 Index.

(C) Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 Semi-Annual Report to Shareholders

  We report with deep sorrow the recent death of our longtime Director Richard
G. Gilmore. Dick was an exceptionally bright and talented person who made a significant contribution to the Trust over many years.

      Sincerely,


         /s/ JOHN F. CURLEY, JR.            /s/ MARK R. FETTING
         John F. Curley, Jr.                Mark R. Fetting
         Chairman                           President

October 28, 2003

Performance Information

Total Returns for One, Five and Ten Years and Life of Class, as of September 30, 2003

  The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders. Total returns as of September 30, 2003, for the Russell Mid-Cap Index(A) and S&P Mid-Cap 400 Index(B) are shown in the table below (additional Fund performance is shown with the graph).

  The Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders.

  Total returns as of September 30, 2003, were:

                              Special      Russell         S&P
                             Investment    Mid-Cap     Mid-Cap 400
                               Trust        Index         Index
------------------------------------------------------------------
Average Annual Total Return
  Primary Class:
    One Year                   +54.21%      +32.63%       +26.81%
    Five Years                 +16.22%       +8.06%       +11.96%
    Ten Years                  +12.60%      +10.86%       +12.82%
    Life of Class(C)           +13.54%      +12.63%       +14.48%

Cumulative Total Return
  Primary Class:
    One Year                   +54.21%      +32.63%       +26.81%
    Five Years                +112.05%      +47.35%       +75.94%
    Ten Years                 +227.63%     +180.42%      +234.04%
    Life of Class(C)          +852.33%     +726.22%     +1002.19%
------------------------------------------------------------------

---------------

(A) Russell Mid-Cap Index -- Measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization, which represents approximately 35% of the total market capitalization of the Russell 1000 Index.

(B) S&P Mid-Cap 400 Index -- A market-weighted index that represents approximately 10% of the aggregate market value of U.S. domestic companies.

(C) Special Investment Trust Primary Class inception date is December 30, 1985. Index returns are for periods beginning December 31, 1985.

 Semi-Annual Report to Shareholders

Performance Comparison of a $10,000 Investment as of September 30, 2003

  The following graph compares the Fund's total returns to the Value Line and the S&P 500 Stock Composite indices. The graph illustrates the cumulative total return of an initial $10,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund's results and the indices' results assume reinvestment of all dividends and distributions.

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year            +54.21%           +54.21%
  Five Years         +112.05%           +16.22%
  Ten Years          +227.63%           +12.60%
  -------------------------------------------------

[INVESTMENT CHART]

                                               SPECIAL INVESTMENT TRUST -
                                                     PRIMARY CLASS           RUSSELL MID-CAP INDEXA      S&P MID-CAP 400 INDEXB
                                               --------------------------    ----------------------      ----------------------
9/30/93                                                 10000.00                    10000.00                    10000.00
                                                        10495.00                    10130.00                    10266.00
                                                        10220.00                     9831.00                     9876.00
                                                         9463.00                     9618.00                     9516.00
9/30/94                                                  9938.00                    10165.00                    10160.00
                                                         9123.00                     9918.00                     9898.00
                                                         9569.00                    10951.00                    10709.00
                                                        10301.00                    11867.00                    11643.00
9/30/95                                                 11194.00                    12919.00                    12779.00
                                                        11176.00                    13336.00                    12962.00
                                                        12293.00                    14138.00                    13759.00
                                                        12968.00                    14537.00                    14156.00
9/30/96                                                 13283.00                    14992.00                    14568.00
                                                        14378.00                    15869.00                    15450.00
                                                        13176.00                    15739.00                    15221.00
                                                        15889.00                    17874.00                    17458.00
9/30/97                                                 18292.00                    20248.00                    20265.00
                                                        17558.00                    20473.00                    20434.00
                                                        19598.00                    22685.00                    22684.00
                                                        19431.00                    22343.00                    22198.00
9/30/98                                                 15450.00                    19030.00                    18986.00
                                                        21651.00                    22539.00                    24339.00
                                                        22901.00                    22434.00                    22786.00
                                                        24712.00                    24869.00                    26012.00
9/30/99                                                 23927.00                    22732.00                    23827.00
                                                        29345.00                    26649.00                    27922.00
                                                        29440.00                    29336.00                    31465.00
                                                        27420.00                    28012.00                    30428.00
9/30/00                                                 28181.00                    29920.00                    34124.00
                                                        25823.00                    28847.00                    32810.00
                                                        24217.00                    25820.00                    29276.00
                                                        27691.00                    28281.00                    33128.00
9/30/01                                                 20410.00                    23230.00                    27640.00
                                                        26407.00                    27225.00                    32612.00
                                                        27965.00                    28380.00                    34805.00
                                                        23766.00                    25671.00                    31565.00
9/30/02                                                 21245.00                    21143.00                    26342.00
                                                        24100.00                    22818.00                    27879.00
                                                        23815.00                    22278.00                    26643.00
                                                        30761.00                    26347.00                    31340.00
9/30/03                                                 32763.00                    28042.00                    33404.00

 THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER
     WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

SELECTED PORTFOLIO PERFORMANCE (D)

 Strongest performers for the 3rd quarter 2003(E)
--------------------------------------------------
  1.   Research In Motion Limited         +76.7%
  2.   Symantec Corporation               +43.9%
  3.   Cell Genesys, Inc.                 +42.8%
  4.   Amazon.com, Inc.                   +33.3%
  5.   Providian Financial Corporation    +27.3%
  6.   Mandalay Resort Group              +24.4%
  7.   Tenet Healthcare Corporation       +24.3%
  8.   Accenture Ltd.                     +23.5%
  9.   Sybase, Inc.                       +22.3%
 10.   Radian Group Inc.                  +21.2%

Weakest performers for the 3rd quarter 2003(E)
-----------------------------------------------
 1.   Cincinnati Bell Inc.             -24.0%
 2.   Amdocs Limited                   -21.7%
 3.   Level 3 Communications, Inc.     -19.1%
 4.   InterActiveCorp                  -15.6%
 5.   Sabre Holdings Corporation       -12.6%
 6.   Caremark Rx, Inc.                -12.0%
 7.   Wellpoint Health Networks Inc.    -8.6%
 8.   Anthem, Inc.                      -7.5%
 9.   Gemstar-TV Guide
       International, Inc.              -5.6%
10.   Manpower Inc.                     +0.1%

PORTFOLIO CHANGES

 Securities added during the 3rd quarter 2003
----------------------------------------------
DeVry, Inc.
XM Satellite Radio Holdings Inc.

 Securities sold during the 3rd quarter 2003
----------------------------------------------
AOL Time Warner Inc.
JetBlue Airways Corporation

---------------

(D) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(E) Securities held for the entire quarter.

 Semi-Annual Report to Shareholders

Statement of Net Assets

September 30, 2003 (Unaudited)
(Amounts in Thousands)

Legg Mason Special Investment Trust, Inc.

                                                              Shares/Par        Value
----------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 98.4%

Consumer Discretionary -- 24.2%
 Hotels, Restaurants and Leisure -- 3.4%
 Mandalay Resort Group                                            2,500       $   99,025
                                                                              ----------
 Internet and Catalog Retail -- 13.1%
 Amazon.com, Inc.                                                 5,200          251,472(A)
 InterActiveCorp                                                  3,890          128,571(A)
                                                                              ----------
                                                                                 380,043
                                                                              ----------
 Media -- 7.6%
 Gemstar-TV Guide International, Inc.                             5,851           27,674(A)
 The Interpublic Group of Companies, Inc.                         4,570           64,524
 WPP Group plc                                                    8,816           74,370
 XM Satellite Radio Holdings Inc.                                 3,366           52,270(A)
                                                                              ----------
                                                                                 218,838
                                                                              ----------
 Multiline Retail -- 1.9%
 Big Lots, Inc.                                                   3,375           53,359(A)
                                                                              ----------
Consumer Staples -- 4.0%
 Beverages -- 2.2%
 The Pepsi Bottling Group, Inc.                                   3,100           63,798
                                                                              ----------
Financials -- 18.0%
 Capital Markets -- 0.4%
 E*TRADE Group, Inc.                                              1,096           10,147(A)
                                                                              ----------
 Commercial Banks -- 2.6%
 Banknorth Group, Inc.                                            1,600           45,152
 UnionBanCal Corporation                                            608           30,167
                                                                              ----------
                                                                                  75,319
                                                                              ----------
 Consumer Finance -- 6.7%
 AmeriCredit Corp.                                                4,000           41,200(A)
 Providian Financial Corporation                                 13,000          153,270(A)
                                                                              ----------
                                                                                 194,470
                                                                              ----------

                                                              Shares/Par        Value
----------------------------------------------------------------------------------------
Financials -- Continued
 Insurance -- 2.1%
 UnumProvident Corporation                                        4,200       $   62,034
                                                                              ----------
 Thrifts and Mortgage Finance -- 6.2%
 Radian Group Inc.                                                2,500          111,000
 Sovereign Bancorp Inc.                                           3,600           66,780
                                                                              ----------
                                                                                 177,780
                                                                              ----------
Health Care -- 12.9%
 Biotechnology -- 0.9%
 Cell Genesys, Inc.                                               2,100           26,418(A,B)
                                                                              ----------
 Health Care Providers and Services -- 12.0%
 Anthem, Inc.                                                       630           44,938(A)
 Caremark Rx, Inc.                                                4,100           92,660(A)
 Priority Healthcare Corporation                                  2,487           51,079(A,B)
 Tenet Healthcare Corporation                                     2,500           36,200(A)
 Wellpoint Health Networks Inc.                                   1,600          123,328(A)
                                                                              ----------
                                                                                 348,205
                                                                              ----------
Industrials -- 7.5%
 Commercial Services and Supplies -- 7.5%
 DeVry, Inc.                                                      2,228           52,714(A)
 Manpower Inc.                                                    1,601           59,397
 Republic Services, Inc.                                          4,634          104,909
                                                                              ----------
                                                                                 217,020
                                                                              ----------
Information Technology -- 17.5%
 Communications Equipment -- 1.5%
 Research In Motion Limited                                       1,168           44,610(A)
                                                                              ----------
 Internet Software and Services -- 3.2%
 CNET Networks, Inc.                                             13,000           92,040(A,B)
                                                                              ----------

 Semi-Annual Report to Shareholders

Legg Mason Special Investment Trust, Inc. -- Continued

                                                              Shares/Par        Value
----------------------------------------------------------------------------------------
Information Technology -- Continued
 IT Consulting and Services -- 7.2%
 Accenture Ltd.                                                   2,737       $   61,151(A)
 Acxiom Corporation                                               4,000           63,040(A)
 Ceridian Corporation                                             3,000           55,860(A)
 Sabre Holdings Corporation                                       1,257           27,022
                                                                              ----------
                                                                                 207,073
                                                                              ----------
 Software -- 5.6%
 Amdocs Limited                                                   1,614           30,336(A)
 Sybase, Inc.                                                     5,179           88,100(A,B)
 Symantec Corporation                                               700           44,114(A)
                                                                              ----------
                                                                                 162,550
                                                                              ----------
Telecommunication Services -- 14.3%
 Diversified Telecommunication Services -- 8.1%
 Cincinnati Bell Inc.                                            11,844           60,286(A,B)
 Level 3 Communications, Inc.                                    32,324          175,196(A)
                                                                              ----------
                                                                                 235,482
                                                                              ----------
 Wireless Telecommunication Services -- 6.2%
 Nextel Communications, Inc.                                      9,034          177,881(A)
                                                                              ----------
Total Common Stock and Equity Interests (Identified Cost -- $1,784,127)        2,846,092
----------------------------------------------------------------------------------------
Corporate and Other Bonds -- 1.0%

 Amazon.com, Inc., Cv., 4.75%, due 2/1/09                     $  30,050           28,660
                                                                              ----------
Total Corporate and Other Bonds (Identified Cost -- $16,390)                      28,660
----------------------------------------------------------------------------------------
Repurchase Agreements -- 0.9%

Goldman Sachs & Company
 1.07%, dated 9/30/03, to be repurchased at $13,602 on
 10/1/03 (Collateral: $13,449 Fannie Mae mortgage-backed
 securities, 6.0%, due 11/1/32, value $13,947)                   13,601           13,601

                                                              Shares/Par        Value
----------------------------------------------------------------------------------------

State Street Bank and Trust Company
 1.00%, dated 9/30/03, to be repurchased at $13,602 on
 10/1/03 (Collateral: $13,500 Fannie Mae notes, 5.26% due
 10/2/03, value $13,897)                                      $  13,601       $   13,601
                                                                              ----------
Total Repurchase Agreements (Identified Cost -- $27,202)                          27,202
----------------------------------------------------------------------------------------
Total Investments -- 100.3% (Identified Cost -- $1,827,719)                    2,901,954
Other Assets Less Liabilities -- (0.3)%                                           (9,227)
                                                                              ----------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
     68,645 Primary Class shares outstanding                  $1,724,860
       2,853 Institutional Class shares outstanding              78,512
Undistributed net investment income/(loss)                      (14,888)
Accumulated net realized gain/(loss) on investments and
 foreign currency transactions                                   30,008
Unrealized appreciation/(depreciation) of investments and
 foreign currency translations                                1,074,235
                                                              ----------

NET ASSETS -- 100.0%                                                          $2,892,727
                                                                              ==========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                    $40.27
                                                                              ==========
 INSTITUTIONAL CLASS                                                              $44.89
                                                                              ==========
----------------------------------------------------------------------------------------

(A) Non-income producing.

(B) Affiliated Company -- As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2003, the total market value of Affiliated Companies was $317,923 and the identified cost was $299,229.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended September 30, 2003
(Amounts in Thousands) (Unaudited)

Legg Mason Special Investment Trust, Inc.

----------------------------------------------------------------------------
Investment Income:
Dividends
      Affiliated companies                           $     --
      Other securities                                  3,545(A)
Interest                                                4,188
                                                     --------
      Total income                                                  $  7,733
Expenses:
Investment advisory fee                                 9,064
Distribution and service fees                          12,407(B)
Audit and legal fees                                       42
Custodian fee                                             224
Directors' fees and expenses                               20
Registration fees                                          20
Reports to shareholders                                   140
Transfer agent and shareholder servicing expense:
      Primary Class                                       658
      Institutional Class                                  10
Other expenses                                             73
                                                     --------
                                                       22,658
      Less: Expenses reimbursed by adviser                (37)
                                                     --------
      Total expenses, net of reimbursements                           22,621
                                                                    --------
NET INVESTMENT INCOME/(LOSS)                                         (14,888)
Net Realized and Unrealized Gain/(Loss) on
  Investments:
Realized gain/(loss) on investments and foreign
  currency transactions                                50,796(C)
Change in unrealized appreciation/(depreciation) of
  investments and foreign currency translations       739,518
                                                     --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS                                                        790,314
----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $775,426
----------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $59.

(B) See Note 1 to financial statements.

(C) Includes $(26,901) of net realized loss on sale of shares of Affiliated Companies.

See notes to financial statements.

Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Special Investment Trust, Inc.

                                                   For the            For the
                                               Six Months Ended      Year Ended
                                                   9/30/03            3/31/03
----------------------------------------------------------------------------------
                                                 (Unaudited)
Change in Net Assets:

Net investment income/(loss)                      $  (14,888)        $  (18,907)

Net realized gain/(loss) on investments and
  foreign currency transactions                       50,796            (20,789)

Change in unrealized
  appreciation/(depreciation) of investments
  and foreign currency translations                  739,518           (333,042)
----------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                         775,426           (372,738)

Distributions to shareholders:
  From net realized gain on investments:
      Primary Class                                       --            (80,281)
      Institutional Class                                 --             (3,202)
Change in net assets from Fund share transactions:
      Primary Class                                   55,848             26,339
      Institutional Class                              2,501              4,482
----------------------------------------------------------------------------------
Change in net assets                                 833,775           (425,400)

Net Assets:

Beginning of period                                2,058,952          2,484,352
----------------------------------------------------------------------------------
End of period                                     $2,892,727         $2,058,952
----------------------------------------------------------------------------------
Undistributed net investment income/(loss)        $  (14,888)        $       --
----------------------------------------------------------------------------------

See notes to financial statements.

 Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Special Investment Trust, Inc.

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                         Six Months
                            Ended                          Years Ended March 31,
                        September 30,  -------------------------------------------------------------
                            2003         2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
                         (Unaudited)
Net asset value,
 beginning of period       $29.28       $35.72      $31.83      $40.28      $38.82      $36.02
                        ----------------------------------------------------------------------------
Investment operations:
 Net investment
   income/(loss)             (.22)        (.28)       (.33)       (.34)       (.40)       (.32)
 Net realized and
   unrealized
   gain/(loss) on
   investments              11.21        (4.96)       5.22       (6.59)       9.90        5.78
                        ----------------------------------------------------------------------------
 Total from investment
   operations               10.99        (5.24)       4.89       (6.93)       9.50        5.46
                        ----------------------------------------------------------------------------
Distributions:
 From net realized
   gain on investments      --           (1.20)      (1.00)      (1.52)      (8.04)      (2.66)
                        ----------------------------------------------------------------------------
 Total distributions        --           (1.20)      (1.00)      (1.52)      (8.04)      (2.66)
                        ----------------------------------------------------------------------------
Net asset value, end
 of period                 $40.27       $29.28      $35.72      $31.83      $40.28      $38.82
                        ----------------------------------------------------------------------------

Ratios/supplemental
 data:
 Total return               37.57%(A)   (14.84)%     15.48%     (17.74)%     28.55%      16.85%
 Expenses to average
   net assets                1.79%(B)     1.83%       1.79%       1.79%       1.80%       1.84%
 Net investment
   income/(loss) to
   average net assets       (1.2)%(B)     (.9)%      (1.0)%       (.9)%      (1.2)%      (1.0)%
 Portfolio turnover
   rate                     27.2%(B)     18.5%       36.6%       36.7%       29.3%       47.8%

Net assets, end of
 period (in thousands)  $2,764,651     $1,968,420  $2,380,611  $2,091,594  $2,649,860  $1,850,289
----------------------------------------------------------------------------------------------------

(A) Not annualized.

(B) Annualized.

See notes to financial statements.

Notes to Financial Statements

Legg Mason Special Investment Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Special Investment Trust, Inc. ("Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors. Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2003, receivables for securities sold and payables for securities purchased for the Fund were:

     Receivable for            Payable for
     Securities Sold       Securities Purchased
     ------------------------------------------
         $2,445                  $10,610

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

  For the six months ended September 30, 2003, security transactions (excluding short-term investments) were:

     Purchases       Proceeds From Sales
     -----------------------------------
     $287,561             $216,878

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reimbursements by Third Parties

  The Fund has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will pay the Fund a percentage of commissions generated. During the period ended September 30, 2003, the Fund did not receive any commission reimbursements.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized and included in interest income for financial reporting

--------------------------------------------------------------------------------

and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. At September 30, 2003, the Fund had capital loss carryforwards in the amount of $11,146, which expire in 2010.

3. Transactions With Affiliates:

  The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. ("LMFM"). Pursuant to the agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund's average daily net assets.

  The Fund's agreement with LMFM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund's independent

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

directors. The following chart shows the audit and directors' expenses reimbursed, annual advisory fee rates and advisory fees payable for the Fund:

                                                           Six Months Ended            At
                                                          September 30, 2003   September 30, 2003
                                                          ------------------   ------------------
                     Advisory                                  Expenses             Advisory
Class                  Fee         Asset Breakpoint           Reimbursed          Fee Payable
-------------------------------------------------------------------------------------------------
Primary Class        1.00%         $0 - $100 million             $36                 $1,578
                     0.75%     $100 million - $1 billion
                     0.65%      in excess of $1 billion
Institutional Class  1.00%         $0 - $100 million               1                     73
                     0.75%     $100 million - $1 billion
                     0.65%      in excess of $1 billion

  Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA's services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund. For the six months ended September 30, 2003, LMFA received $651.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                              At September 30, 2003
                              ------------------------
Distribution       Service    Distribution and Service
    Fee              Fee            Fees Payable
------------------------------------------------------
   0.75%            0.25%              $1,546

  The Fund paid no brokerage commissions to Legg Mason for Fund security transactions during the six months ended September 30, 2003.

  LM Funds Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some if its duties. For this assistance, the transfer agent paid LMFS $205 for the six months ended September 30, 2003.

  LMFM, LMFA, Legg Mason, and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

--------------------------------------------------------------------------------

4. Transactions With Affiliated Companies:

  An affiliated company is a company in which the Fund has ownership of at least 5% of the company's voting securities. Transactions during the six months ended September 30, 2003, of companies that are or were affiliated were:

                                   Purchased             Sold                                           Realized
                     Value at   ----------------   ----------------   Dividend   Shares at   Value at    Gain/
                     3/31/03     Cost     Shares    Cost     Shares    Income     9/30/03    9/30/03     (Loss)
----------------------------------------------------------------------------------------------------------------
Cell Genesys, Inc.   $ 15,519   $    --      --    $    --      --       $--       2,100     $ 26,418   $     --
Cincinnati Bell
 Inc.                  60,000        --      --     46,060   3,156       --       11,844       60,286    (26,901)
CNET Networks, Inc.    32,630        --      --         --      --       --       13,000       92,040         --
Priority Healthcare
 Corporation(A)            --    47,809   2,487         --      --       --        2,487       51,079         --
Sybase, Inc.           67,072        --      --         --      --       --        5,179       88,100         --
                     --------   -------   -----    -------   -----       --                  --------   --------
                     $175,221   $47,809   2,487    $46,060   3,156       $--                 $317,923   $(26,901)
                     ========   =======   =====    =======   =====       ==                  ========   ========

5. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. During the six months ended September 30, 2003, the Fund made no borrowings under the Credit Agreement.

---------------

(A) Prior to April 1, 2003, this security did not have affiliate status because the Fund owned less than 5% of the company's voting shares.

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

6. Fund Share Transactions:

  At September 30, 2003, there were 200,000 shares authorized at $.001 par value for the Primary Class and 50,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were:

                                                               Reinvestment
                                               Sold          of Distributions
                                         -----------------   ----------------
                                         Shares    Amount    Shares   Amount
-----------------------------------------------------------------------------
-- Primary Class
  Six Months Ended September 30, 2003    5,445    $202,898      --    $    --
  Year Ended March 31, 2003              9,290     280,383   2,532     78,070
-- Institutional Class
  Six Months Ended September 30, 2003      242    $  9,715      --    $    --
  Year Ended March 31, 2003                316      10,413      92      3,127
-----------------------------------------------------------------------------

                                             Repurchased          Net Change
                                         -------------------   ----------------
                                         Shares     Amount     Shares   Amount
-------------------------------------------------------------------------------
-- Primary Class
  Six Months Ended September 30, 2003     (4,030)  $(147,050)  1,415    $55,848
  Year Ended March 31, 2003              (11,238)   (332,114)    584     26,339
-- Institutional Class
  Six Months Ended September 30, 2003       (177)  $  (7,214)     65    $ 2,501
  Year Ended March 31, 2003                 (277)     (9,058)    131      4,482
-------------------------------------------------------------------------------

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                                  SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                                TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term Portfolio
International Equity Trust                  Investment Grade Income Portfolio
Emerging Markets Trust                      High Yield Portfolio

           TAX-FREE BOND FUNDS:                            MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



                                                         [LEGG MASON FUNDS LOGO]

                        Investment Manager

                        Legg Mason Funds Management, Inc.
                        Baltimore, MD

                        Board of Directors

                        John F. Curley, Jr., Chairman
                        Mark R. Fetting, President
                        Arnold L. Lehman
                        Robin J. W. Masters
                        Dr. Jill E. McGovern
                        Arthur S. Mehlman
                        G. Peter O'Brien
                        S. Ford Rowan

                        Transfer and Shareholder Servicing Agent

                        Boston Financial Data Services
                        Braintree, MA
                        Custodian

                        State Street Bank & Trust Company
                        Boston, MA

                        Counsel

                        Kirkpatrick & Lockhart LLP
                        Washington, DC

                        Independent Accountants

                        PricewaterhouseCoopers LLP
                        Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                         MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-285
11/02

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

             (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

             (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A
(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A
(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A
(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A
(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A
(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures For closed-endmanagement investment companies, describe the policies and procedures that ituses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

                                (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

         WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
    (a)     File the exhibits listed below as part of this Form.
    (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

     (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

          (ATTACHED)

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350
          of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

         (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By:  /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.

Date:  11/19/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.

Date:  11/19/03



By:  /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Special Investment Trust, Inc.

Date:  11/19/03